COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6:-	COMMITMENTS AND CONTINGENCIES

Legal proceedings:

On March 28, 2024, a putative class action lawsuit was filed in the Delaware Court of Chancery against several former officers and directors of Collective Growth (the “Defendants”) which relates to events preceding the Transactions. Under the Transactions agreements, the Company may be required to honor all rights to indemnification or exculpation existing in favor of the directors and officers of Collective Growth, as were in effect prior to the Closing Date, solely with respect to any matters occurring on or prior to the Closing Date. The lawsuit generally alleges that the Defendants impaired Collective Growth’s public stockholders’ ability to exercise their redemption on an informed basis in connection with the Transactions, by failing to disclose material information in the proxy statement concerning the Defendants’ interests relating to the Transactions and the net cash per share that Collective Growth could contribute to the Transactions. The lawsuit asserts claims for breach of fiduciary duty and unjust enrichment.

On June 21, 2024, the Defendants’ legal counsel filed a motion to dismiss. On August 9, 2024, an amended complaint was filed, and in response, on August 23, 2024, the Defendants’ legal counsel submitted an amended motion to dismiss. Briefing on the amended motion to dismiss was completed on December 20, 2024. On October 1, 2025, the plaintiff submitted a letter to the court, enclosing supplemental authorities on issues relating to laches, i.e., the time to file an equitable claim. Oral argument on the Defendants’ motion to dismiss was held on October 27, 2025. After the oral argument, the plaintiff submitted a letter to the court to request permission to file a supplemental brief to address comments relating to laches made by the court during the hearing. The court has taken Defendants’ motion to dismiss under advisement and has not yet ruled on the motion.

The Defendants intend to vigorously defend against the claim.

As of the date hereof, the Company, with advice of its legal counsel, is unable to estimate the likelihood of an outcome, favorable or unfavorable to the Company. Hence, an estimated liability has not been recorded in the interim consolidated financial statements.

Other than noted above, the Company is currently not part, as plaintiff or defendant, to any legal proceedings that, individually or in the aggregate, are expected by the Company to have a material effect on the Company's business, financial position, results of operations or cash flows.